Revenues (Details)	12 Months Ended
	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ARS ($)	Jun. 30, 2019 ARS ($)
Crops	$ 15,269,000,000		$ 17,215,000,000	$ 9,697,000,000
Sugarcane	5,249,000,000		4,773,000,000	3,919,000,000
Cattle	2,844,000,000		2,906,000,000	1,430,000,000
Supplies	2,137,000,000		1,570,000,000	1,151,000,000
Consignment	974,000,000		895,000,000	1,395,000,000
Advertising and brokerage fees	1,361,000,000		1,105,000,000	866,000,000
Agricultural rental and other services	964,000,000		968,000,000	778,000,000
Other	691,000,000		406,000,000	312,000,000
Income from sales and services from agricultural business		$ 29,489	29,848	19,548
Trading properties and developments	1,024,000,000		1,095,000,000	1,630,000,000
Rental and services	10,978,000,000		17,088,000,000	21,915,000,000
Hotel operations, tourism services and others	920,000,000		3,037,000,000	4,436,000,000
Income from sales and services from urban properties and investment business		$ 12,922	21,220	27,981
Revenues	$ 42,411,000,000		$ 51,068,000,000	$ 47,529,000,000